Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Public Utility Property, Plant, and Equipment [Table Text Block]
Depreciation is computed using the straight-line method over the estimated useful lives as follows:

Buildings	10 or 20 years
Machinery	10 or 20 years
Vehicles	4 years
Plant and equipment	3 to 5 years
Software	5 years